Provisions - Schedule of changes in fair value of plan assets (Details) - Spain - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment plans
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	€ 81	€ 93	€ 104
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	3	3	4
Benefits paid	(12)	(13)	(15)
Paid premiums	0	0	0
Actuarial gains/(losses)	(5)	(2)	0
Fair value of insurance contracts linked to pensions at end of year	67	81	93
Other similar obligations
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	0	0	0
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	0	0	0
Benefits paid	0	0	0
Paid premiums	0	0	0
Actuarial gains/(losses)	0	0	0
Fair value of insurance contracts linked to pensions at end of year	0	0	0
Plan assets | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	1,234	1,235	861
Incorporation of Group companies, net	0	0	0
Expected return on plan assets	40	43	40
Gains/(losses) on settlements	7	0	0
Benefits paid	(144)	(124)	(89)
Contributions/(surrenders)	(7)	58	409
Actuarial gains/(losses)	(64)	27	25
Exchange differences and other items	(8)	(5)	(11)
Fair value of plan assets at end of year	1,058	1,234	1,235
Plan assets | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	5	7	8
Incorporation of Group companies, net	0	0	0
Expected return on plan assets	0	0	0
Gains/(losses) on settlements	0	0	0
Benefits paid	(2)	(2)	(2)
Contributions/(surrenders)	0	0	0
Actuarial gains/(losses)	0	0	0
Exchange differences and other items	0	0	1
Fair value of plan assets at end of year	€ 3	€ 5	€ 7